PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT
NOTE 5:-	PROPERTY AND EQUIPMENT

Composition of assets, grouped by major classification, is as follows:

	December 31,
	2011	2010

Cost:

Demonstration and rental equipment	$2,107	$2,089
Research and development equipment	3,712	3,680
Manufacturing equipment	1,185	1,182
Office furniture and equipment	1,091	1,048
Leasehold improvements	430	411

	8,525	8,410
Accumulated depreciation:

Demonstration and rental equipment	2,068	2,033
Research and development equipment	3,660	3,606
Manufacturing equipment	1,155	1,133
Office furniture and equipment	999	983
Leasehold improvements	342	317

	8,224	8,072

	$301	$338